Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation
Discussion and Analysis.”

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Total for Non- PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) ($)	MIP-Adjusted EBITDA Less Capital Charge (8) ($)
					Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	37,802,591	31,437,589	4,006,070	3,555,437	131	194	542	807
2023	18,948,385	30,825,128	4,573,625	4,036,440	139	149	214	647
2022	11,890,387	(6,690,512)	3,553,671	242,561	132	104	394	521
2021	16,128,895	26,713,850	5,152,260	7,128,999	159	166	903	699
2020	15,623,432	34,545,403	4,192,671	6,239,631	129	133	124	449

Company Selected Measure Name	MIP-Adjusted EBITDA Less Capital Charge
Named Executive Officers, Footnote	(1) The amounts reported in column (b) are the amounts reported for Mr. Kreiz (our CEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table.”

Peer Group Issuers, Footnote	(6) The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount	$ 37,802,591	$ 18,948,385	$ 11,890,387	$ 16,128,895	$ 15,623,432
PEO Actually Paid Compensation Amount	$ 31,437,589	30,825,128	(6,690,512)	26,713,850	34,545,403
Adjustment To PEO Compensation, Footnote	(2) The amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kreiz, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Kreiz. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown in the table immediately below with respect to fiscal year 2024. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant, other than for outstanding Performance
Units, which uses actual performance achievement of 46% of target for the 2022-2024 LTIP Performance Units and assumes performance achievement of 101% and 78% of target for the
2023-2025 LTIP Performance Units and 2024-2026 LTIP Performance Units, respectively.

Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Summary Compensation Table Total	37,802,591	18,948,385	11,890,387	16,128,895	15,623,432
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(29,828,352)	(11,412,502)	(10,250,004)	(9,999,997)	(9,550,000)
Less, Change in Pension Value reported in Summary Compensation Table	—	—	—	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	26,941,037	15,658,508	1,652,156	10,349,756	23,292,943
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,097,151)	4,327,221	(10,536,425)	9,714,985	5,668,878
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	(380,537)	3,303,515	553,375	520,211	(489,850)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—
Plus, pension service cost for services rendered during the year	—	—	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—
Compensation Actually Paid to PEO	31,437,589	30,825,128	(6,690,512)	26,713,850	34,545,403

Non-PEO NEO Average Total Compensation Amount	$ 4,006,070	4,573,625	3,553,671	5,152,260	4,192,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,555,437	4,036,440	242,561	7,128,999	6,239,631
Adjustment to Non-PEO NEO Compensation Footnote	(4)The amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Kreiz), as computed in accordance with Item 402(v)
of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal year 2024. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant, other than for outstanding Performance Units, which uses actual performance achievement of 46% of target for the 2022-2024 LTIP Performance Units and assumes performance achievement of 101% and 78% of target for the 2023-2025 LTIP Performance Units and
2024-2026 LTIP Performance Units, respectively.

Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Average Summary Compensation Table Total	4,006,070	4,573,625	3,553,671	5,152,260	4,192,671
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,912,500)	(2,794,003)	(2,575,001)	(2,643,751)	(1,830,001)
Less, average Change in Pension Value reported in Summary Compensation Table	—	—	—	—	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,888,554	2,007,385	916,155	2,729,679	4,075,981
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(375,644)	550,875	(1,812,180)	1,501,416	574,009
Plus (less), change in average fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	(51,043)	(39,557)	159,916	389,395	(398,984)
Less, prior year-end fair value for any equity awards forfeited in the year	—	(261,885)	—	—	(374,046)
Plus, average pension service cost for services rendered during the year	—	—	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	3,555,437	4,036,440	242,561	7,128,999	6,239,631

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and MIP-Adjusted EBITDA Less Capital Charge
Tabular List, Table	Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation programs reflect a variable pay-for-performance philosophy. The metrics that the Company uses for both our short- and long-term incentives are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s
NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1.MIP-Adjusted EBITDA Less Capital Charge
2.MIP-Adjusted Net Sales
3.MIP-Adjusted Gross Margin

Total Shareholder Return Amount					129	$ 159	$ 132	$ 139	$ 131
Peer Group Total Shareholder Return Amount					133	$ 166	$ 104	$ 149	$ 194
Net Income (Loss)	$ 542,000,000	$ 214,000,000	$ 394,000,000	$ 903,000,000	$ 124,000,000
Company Selected Measure Amount	807,000,000	647,000,000	521,000,000	699,000,000	449,000,000
PEO Name	Mr. Kreiz	Mr. Kreiz	Mr. Kreiz	Mr. Kreiz	Mr. Kreiz
Measure:: 1
Pay vs Performance Disclosure
Name	MIP-Adjusted EBITDA Less Capital Charge
Non-GAAP Measure Description	(8)The amounts reported represent the amount MIP-Adjusted EBITDA Less Capital Charge, in millions. For a description of the adjustments under MIP-Adjusted EBITDA Less Capital Charge, please see “Management Incentive Non-GAAP Financial Measures” on page 95.

Measure:: 2
Pay vs Performance Disclosure
Name	MIP-Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	MIP-Adjusted Gross Margin
PEO | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,828,352)	$ (11,412,502)	$ (10,250,004)	$ (9,999,997)	$ (9,550,000)
PEO | Less, Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,941,037	15,658,508	1,652,156	10,349,756	23,292,943
PEO | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,097,151)	4,327,221	(10,536,425)	9,714,985	5,668,878
PEO | Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,537)	3,303,515	553,375	520,211	(489,850)
PEO | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Plus, pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(261,885)	0	0	(374,046)
Non-PEO NEO | Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,912,500)	(2,794,003)	(2,575,001)	(2,643,751)	(1,830,001)
Non-PEO NEO | Less, average Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Plus, average year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,888,554	2,007,385	916,155	2,729,679	4,075,981
Non-PEO NEO | Plus, average fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,644)	550,875	(1,812,180)	1,501,416	574,009
Non-PEO NEO | Plus (less), change in average fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,043)	(39,557)	159,916	389,395	(398,984)
Non-PEO NEO | Plus, average pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0